Leases - Schedule of Maturities of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	€ 1,205,644
Less: imputed interest	428,846
Total lease liabilities	776,798	€ 861,470
Current lease liabilities	200,213	222,427
Non-current lease liabilities	576,585	€ 639,043
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	310,692
1 - 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	€ 894,952